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Dreier LLP
Attorneys at Law


499 Park Avenue                                           Valerie A. Price
New York, New York 10022                       Direct Dial: (212) 328-6144
Tel: (212) 328-6100                            Direct Fax:  (212) 652-3789
Facsimile: (212)328-6101                                           Partner
                                                      vprice@dreierllp.com



                                        September 27, 2005


SENT VIA FAX AND FEDERAL EXPRESS
--------------------------------

United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Peggy A. Fisher, Assistant Director, Division of Corporation Finance

       Re:   Electro-Optical Sciences, Inc.
             Registration Statement on Form S-1
             Filed June 3, 2005
             File No. 333-125517
             -------------------

Ladies and Gentlemen:

     On behalf of Electro-Optical Sciences, Inc., a Delaware corporation (the "Company"), and pursuant to the applicable provisions of the Securities Act of 1933, and the rules and regulations promulgated thereunder, we are submitting for filing with the Securities and Exchange Commission Amendment No. 4 to the above-captioned Registration Statement on Form S-1 ("Amendment No. 4"). A copy of Amendment No. 4 to the Registration Statement has been manually signed in accordance with Rule 302 of Regulation S-T and the signature pages thereto will be retained by the Company for a period of five years.

     For your convenience, we enclose a marked copy of Amendment No. 4 marked to show changes to Amendment No. 3 to the Registration Statement, as originally filed with the Commission on August 12, 2005.

     Should you have any questions relating to any of the foregoing, please feel free to contact the undersigned at (212) 328-6144. Thank you for your cooperation and attention to this matter.


                                                Very truly yours,

                                                Valerie A. Price, Esq.


VAP/ma
Enclosure

cc:     Joseph V. Gulfo, M.D
        Karen Krumeich
        William Bronner
        Lewis B. Leventhal, CPA
        David C. Peck, Esq.